Segment Information (Segment Operating Information by Segment) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Revenues:
Online game		$ 395,708,000	$ 636,846,000		$ 652,008,000
Online advertising		39,409,000	57,832,000		58,963,000
Cinema advertising		68,542,000	42,573,000		21,938,000
IVAS		21,726,000	24,385,000		22,357,000
Total revenues		525,385,000	761,636,000		755,266,000
Cost of revenues:
Online game		96,140,000	156,281,000		142,492,000
Online advertising		10,104,000	11,565,000		14,745,000
Cinema advertising		45,959,000	29,231,000		21,490,000
IVAS		13,576,000	19,649,000		22,983,000
SBC in cost of revenues	[1]	31,000	35,000		152,000
Total cost of revenues		165,810,000	216,761,000		201,862,000
Gross profit		359,575,000	544,875,000		553,404,000
Operating expenses:
Product development		118,738,000	165,130,000		193,044,000
Sales and marketing		55,971,000	91,338,000		241,202,000
General and administrative		45,642,000	71,772,000		104,663,000
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		0	40,324,000		52,282,000
SBC in operating expenses	[1]	8,371,000	14,989,000		3,962,000
Total operating expenses		228,722,000	383,553,000		595,153,000
Operating profit/(loss)		130,853,000	161,322,000		(41,749,000)
Interest income		21,490,000	23,777,000		26,091,000
Foreign currency exchange loss		5,108,000	2,954,000		(668,000)
Interest expense		(4,321,000)	(8,333,000)		(6,452,000)
Other income, net		15,523,000	64,962,000		4,112,000
Income/(Loss) before income tax expense		168,653,000	244,682,000		(18,666,000)
Income tax expense/(credit)		21,583,000	54,055,000		2,493,000
Net income/(loss)		147,070,000	190,627,000		(21,159,000)
Less: Net income/(loss) attributable to the non-controlling interest		2,123,000	(22,157,000)		(17,778,000)
Net income/(loss) attributable to Changyou.com Limited		$ 144,947,000	212,784,000		(3,381,000)
Revenue, Segment [Member] | Segment Concentration Risk, Cinema Advertising [Member] | Minimum [Member]
Operating expenses:
Percentage of concentration risk		10.00%
Operating Segments [Member] | Online Game [Member]
Revenues:
Online game		$ 380,537,000	627,309,000		647,719,000
Online advertising		0	0		0
Cinema advertising		0	0		0
IVAS		0	0		0
Total revenues		380,537,000	627,309,000	[2]	647,719,000	[2]
Cost of revenues:
Online game		94,900,000	150,368,000		138,483,000
Online advertising		0	0		0
Cinema advertising		0	0		0
IVAS		0	0		0
SBC in cost of revenues	[1]	31,000	37,000		57,000
Total cost of revenues		94,931,000	150,405,000		138,540,000
Gross profit		285,606,000	476,904,000		509,179,000
Operating expenses:
Product development		97,990,000	133,523,000		148,310,000
Sales and marketing		26,898,000	60,437,000		77,526,000
General and administrative		36,032,000	57,341,000		80,836,000
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business			0		3,225,000
SBC in operating expenses	[1]	8,301,000	14,957,000		3,879,000
Total operating expenses		169,221,000	266,258,000		313,776,000
Operating profit/(loss)		116,385,000	210,646,000		195,403,000
Interest income		21,562,000	24,886,000		25,939,000
Foreign currency exchange loss		4,905,000	2,858,000		(458,000)
Interest expense		(4,321,000)	(8,330,000)		(6,452,000)
Other income, net		13,964,000	64,912,000		5,494,000
Income/(Loss) before income tax expense		152,495,000	294,972,000		219,926,000
Income tax expense/(credit)		23,689,000	53,186,000		4,171,000
Net income/(loss)		128,806,000	241,786,000		215,755,000
Less: Net income/(loss) attributable to the non-controlling interest		0	88,000		0
Net income/(loss) attributable to Changyou.com Limited		128,806,000	241,698,000		215,755,000
Operating Segments [Member] | Platform Channel [Member]
Revenues:
Online game		15,171,000	9,537,000		4,289,000
Online advertising		39,409,000	59,127,000		67,403,000
Cinema advertising		0	0		0
IVAS		21,726,000	24,385,000		22,357,000
Total revenues		76,306,000	93,049,000	[2]	94,049,000	[2]
Cost of revenues:
Online game		1,240,000	5,913,000		3,084,000
Online advertising		10,104,000	11,565,000		15,412,000
Cinema advertising		0	0		0
IVAS		13,576,000	19,649,000		22,983,000
SBC in cost of revenues	[1]	0	(2,000)		95,000
Total cost of revenues		24,920,000	37,125,000		41,574,000
Gross profit		51,386,000	55,924,000		52,475,000
Operating expenses:
Product development		20,748,000	31,607,000		44,734,000
Sales and marketing		12,720,000	20,853,000		191,072,000
General and administrative		6,070,000	12,100,000		21,574,000
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business			40,324,000		49,057,000
SBC in operating expenses	[1]	70,000	32,000		83,000
Total operating expenses		39,608,000	104,916,000		306,520,000
Operating profit/(loss)		11,778,000	(48,992,000)		(254,045,000)
Interest income		67,000	79,000		135,000
Foreign currency exchange loss		203,000	96,000		(210,000)
Interest expense		(139,000)	(1,191,000)		0
Other income, net		1,378,000	382,000		(1,591,000)
Income/(Loss) before income tax expense		13,287,000	(49,626,000)		(255,711,000)
Income tax expense/(credit)		161,000	193,000		(3,992,000)
Net income/(loss)		13,126,000	(49,819,000)		(251,719,000)
Less: Net income/(loss) attributable to the non-controlling interest		2,123,000	(22,245,000)		(17,778,000)
Net income/(loss) attributable to Changyou.com Limited		11,003,000	(27,574,000)		(233,941,000)
Operating Segments [Member] | Cinema Advertising [Member]
Revenues:
Online game		0	0		0
Online advertising		0	0		0
Cinema advertising		68,542,000	42,589,000		44,683,000
IVAS		0	0		0
Total revenues		68,542,000	42,589,000	[2]	44,683,000	[2]
Cost of revenues:
Online game		0	0		0
Online advertising		0	0		0
Cinema advertising		45,959,000	29,231,000		21,490,000
IVAS		0	0		0
SBC in cost of revenues	[1]	0	0		0
Total cost of revenues		45,959,000	29,231,000		21,490,000
Gross profit		22,583,000	13,358,000		23,193,000
Operating expenses:
Product development		0	0		0
Sales and marketing		16,353,000	11,359,000		4,047,000
General and administrative		3,540,000	2,331,000		2,253,000
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business			0		0
SBC in operating expenses	[1]	0	0		0
Total operating expenses		19,893,000	13,690,000		6,300,000
Operating profit/(loss)		2,690,000	(332,000)		16,893,000
Interest income		0	0		17,000
Foreign currency exchange loss		0	0		0
Interest expense		0	0		0
Other income, net		181,000	(332,000)		209,000
Income/(Loss) before income tax expense		2,871,000	(664,000)		17,119,000
Income tax expense/(credit)		(2,267,000)	676,000		2,314,000
Net income/(loss)		5,138,000	(1,340,000)		14,805,000
Less: Net income/(loss) attributable to the non-controlling interest		0	0		0
Net income/(loss) attributable to Changyou.com Limited		5,138,000	(1,340,000)		14,805,000
Eliminations and adjustments [Member]
Revenues:
Online game		0	0		0
Online advertising		0	(1,295,000)		(8,440,000)
Cinema advertising		0	(16,000)		(22,745,000)
IVAS		0	0		0
Total revenues		0	(1,311,000)	[2]	(31,185,000)	[2]
Cost of revenues:
Online game		0	0		925,000
Online advertising		0	0		(667,000)
Cinema advertising		0	0		0
IVAS		0	0		0
SBC in cost of revenues	[1]	0	0		0
Total cost of revenues		0	0		258,000
Gross profit		0	(1,311,000)		(31,443,000)
Operating expenses:
Product development		0	0		0
Sales and marketing		0	(1,311,000)		(31,443,000)
General and administrative		0	0		0
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business			0		0
SBC in operating expenses	[1]	0	0		0
Total operating expenses		0	(1,311,000)		(31,443,000)
Operating profit/(loss)		0	0		0
Interest income		(139,000)	(1,188,000)		0
Foreign currency exchange loss		0	0		0
Interest expense		139,000	1,188,000		0
Other income, net		0	0		0
Income/(Loss) before income tax expense		0	0		0
Income tax expense/(credit)		0	0		0
Net income/(loss)		0	0		0
Less: Net income/(loss) attributable to the non-controlling interest		0	0		0
Net income/(loss) attributable to Changyou.com Limited		$ 0	$ 0		$ 0

[1]	"SBC" stands for share-based compensation expense.
[2]	The intercompany elimination for segment revenues mainly consists of sales and marketing services provided by the platform channel business and the cinema advertising business to the online game business.